Offerings - Offering: 1	Jan. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	40,703,052
Proposed Maximum Offering Price per Unit	0.50
Maximum Aggregate Offering Price	$ 20,351,526.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,115.82
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”). (2) Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions. (3) The proposed maximum aggregate offering price of the common stock will be based off of an assumed offering price of $0.50 per share.